Significant subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Argentina | Unilever de Argentina S.A.
Disclosure of subsidiaries [line items]
Country	Argentina
Name of company	Unilever de Argentina S.A.
Proportion of ownership interest in subsidiary	100.00%
Australia | Unilever Australia Limited
Disclosure of subsidiaries [line items]
Country	Australia
Name of company	Unilever Australia Limited
Proportion of ownership interest in subsidiary	100.00%
Brazil | Unilever Brasil Ltda.
Disclosure of subsidiaries [line items]
Country	Brazil
Name of company	Unilever Brasil Ltda.
Proportion of ownership interest in subsidiary	100.00%
Canada | Unilever Canada, Inc.
Disclosure of subsidiaries [line items]
Country	Canada
Name of company	Unilever Canada, Inc.
Proportion of ownership interest in subsidiary	100.00%
China | Unilever Services (Hefei) Co. Ltd
Disclosure of subsidiaries [line items]
Country	China
Name of company	Unilever Services (Hefei) Co. Ltd
Proportion of ownership interest in subsidiary	100.00%
China | Wall's (China) Co. Limited
Disclosure of subsidiaries [line items]
Country	China
Name of company	Wall's (China) Co. Limited
Proportion of ownership interest in subsidiary	100.00%
England and Wales | Unilever UK & CN Holdings Limited
Disclosure of subsidiaries [line items]
Country	England and Wales
Name of company	Unilever UK & CN Holdings Limited
Proportion of ownership interest in subsidiary	100.00%
England and Wales | Unilever Global IP Ltd
Disclosure of subsidiaries [line items]
Country	England and Wales
Name of company	Unilever Global IP Ltd
Proportion of ownership interest in subsidiary	100.00%
England and Wales | Unilever U.K. Holdings Limited
Disclosure of subsidiaries [line items]
Country	England and Wales
Name of company	Unilever U.K. Holdings Limited
Proportion of ownership interest in subsidiary	100.00%
England and Wales | Unilever UK Limited
Disclosure of subsidiaries [line items]
Country	England and Wales
Name of company	Unilever UK Limited
Proportion of ownership interest in subsidiary	100.00%
England and Wales | Unilever U.K. Central Resources Limited
Disclosure of subsidiaries [line items]
Country	England and Wales
Name of company	Unilever U.K. Central Resources Limited
Proportion of ownership interest in subsidiary	100.00%
France | Unilever France S.A.S.
Disclosure of subsidiaries [line items]
Country	France
Name of company	Unilever France S.A.S.
Proportion of ownership interest in subsidiary	100.00%
Germany | Unilever Deutschland GmbH
Disclosure of subsidiaries [line items]
Country	Germany
Name of company	Unilever Deutschland GmbH
Proportion of ownership interest in subsidiary	100.00%
Germany | Unilever Deutschland Holding GmbH
Disclosure of subsidiaries [line items]
Country	Germany
Name of company	Unilever Deutschland Holding GmbH
Proportion of ownership interest in subsidiary	100.00%
India | Hindustan Unilever Limited
Disclosure of subsidiaries [line items]
Country	India
Name of company	Hindustan Unilever Limited
Proportion of ownership interest in subsidiary	62.00%
Indonesia | PT Unilever Indonesia Tbk
Disclosure of subsidiaries [line items]
Country	Indonesia
Name of company	PT Unilever Indonesia Tbk
Proportion of ownership interest in subsidiary	85.00%
Italy | Unilever Italia Mkt Operations S.R.L.
Disclosure of subsidiaries [line items]
Country	Italy
Name of company	Unilever Italia Mkt Operations S.R.L.
Proportion of ownership interest in subsidiary	100.00%
Mexico | Unilever de Mexico, S. de R.l. de C.V.
Disclosure of subsidiaries [line items]
Country	Mexico
Name of company	Unilever de Mexico, S. de R.l. de C.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | Mixhold B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	Mixhold B.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | Unilever Finance Netherlands B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	Unilever Finance Netherlands B.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | Unilever IP Holdings B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	Unilever IP Holdings B.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | Unilever Nederland B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	Unilever Nederland B.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | Unilever Europe B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	Unilever Europe B.V.
Proportion of ownership interest in subsidiary	100.00%
The Netherlands | UNUS Holding B.V.
Disclosure of subsidiaries [line items]
Country	Netherlands
Name of company	UNUS Holding B.V.
Proportion of ownership interest in subsidiary	100.00%
Pakistan | Unilever Pakistan Limited
Disclosure of subsidiaries [line items]
Country	Pakistan
Name of company	Unilever Pakistan Limited
Proportion of ownership interest in subsidiary	99.00%
Philippines | Unilever Philippines, Inc.
Disclosure of subsidiaries [line items]
Country	Philippines
Name of company	Unilever Philippines, Inc.
Proportion of ownership interest in subsidiary	100.00%
Poland | Unilever Polska Sp. z o.o.
Disclosure of subsidiaries [line items]
Country	Poland
Name of company	Unilever Polska Sp. z o.o.
Proportion of ownership interest in subsidiary	100.00%
Singapore | Unilever Asia Private Limited
Disclosure of subsidiaries [line items]
Country	Singapore
Name of company	Unilever Asia Private Limited
Proportion of ownership interest in subsidiary	100.00%
South Africa | Unilever South Africa (Pty) Limited
Disclosure of subsidiaries [line items]
Country	South Africa
Name of company	Unilever South Africa (Pty) Limited
Proportion of ownership interest in subsidiary	100.00%
Spain | Unilever Espana S.A.
Disclosure of subsidiaries [line items]
Country	Spain
Name of company	Unilever Espana S.A.
Proportion of ownership interest in subsidiary	100.00%
Switzerland | Unilever Finance International AG
Disclosure of subsidiaries [line items]
Country	Switzerland
Name of company	Unilever Finance International AG
Proportion of ownership interest in subsidiary	100.00%
Thailand | Unilever Thai Trading Limited
Disclosure of subsidiaries [line items]
Country	Thailand
Name of company	Unilever Thai Trading Limited
Proportion of ownership interest in subsidiary	100.00%
Turkey | Unilever Sanayi ve Ticaret Turk A.S.
Disclosure of subsidiaries [line items]
Country	Turkey
Name of company	Unilever Sanayi ve Ticaret Turk A.S.
Proportion of ownership interest in subsidiary	100.00%
United States | ConopCo, Inc.
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	ConopCo, Inc.
Proportion of ownership interest in subsidiary	100.00%
United States | Unilever Capital Corporation
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Unilever Capital Corporation
Proportion of ownership interest in subsidiary	100.00%
United States | Unilever North America Supply Chain Company LLC
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Unilever North America Supply Chain Company LLC
Proportion of ownership interest in subsidiary	100.00%
United States | Unilever United States, Inc.
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Unilever United States, Inc.
Proportion of ownership interest in subsidiary	100.00%
United States | Ben & Jerry's Homemade, Inc.
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Ben & Jerry's Homemade, Inc.
Proportion of ownership interest in subsidiary	100.00%
United States | Paula's Choice, Inc.
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Paula's Choice, Inc.
Proportion of ownership interest in subsidiary	100.00%
United States | The LIV Group, Inc.
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	The LIV Group, Inc.
Proportion of ownership interest in subsidiary	100.00%
United States | Nutraceutical Wellness, Inc
Disclosure of subsidiaries [line items]
Country	United States of America
Name of company	Nutraceutical Wellness, Inc
Proportion of ownership interest in subsidiary	80.00%
Vietnam | Unilever Vietnam International Company Limited
Disclosure of subsidiaries [line items]
Country	Vietnam
Name of company	Unilever Vietnam International Company Limited
Proportion of ownership interest in subsidiary	100.00%